CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING REVENUES	$ 146,434	$ 116,824	$ 278,552	$ 223,020
OPERATING EXPENSES
Voyage expenses	(4,966)	(3,289)	(9,194)	(7,335)
Vessel operating expenses	(32,940)	(28,568)	(64,018)	(54,570)
Depreciation	(26,099)	(25,258)	(51,898)	(49,839)
Amortization of deferred drydocking and special survey costs	(2,545)	(2,941)	(5,054)	(5,251)
General and administrative expenses	(7,130)	(6,013)	(18,025)	(11,853)
Income From Operations	72,754	50,755	130,363	94,172
OTHER INCOME (EXPENSES):
Interest income	9,531	1,588	11,509	3,302
Interest expense	(18,204)	(13,645)	(33,315)	(29,958)
Gain on investments	196,290		444,165
Gain on debt extinguishment	111,616		111,616
Other finance expenses	(582)	(1,038)	(1,034)	(1,660)
Equity income on investments	2,162	1,720	3,965	3,265
Other income, net	173	19	4,144	270
Loss on derivatives	(903)	(903)	(1,796)	(1,806)
Total Other Income/(Expenses), net	300,083	(12,259)	539,254	(26,587)
Net Income	$ 372,837	$ 38,496	$ 669,617	$ 67,585
EARNINGS PER SHARE
Basic earnings per share	$ 18.32	$ 1.57	$ 32.95	$ 2.75
Diluted earnings per share	$ 18.10	$ 1.55	$ 32.57	$ 2.73
Basic weighted average number of common shares (in thousands)	20,354	24,573	20,323	24,573
Diluted weighted average number of common shares (in thousands)	20,599	24,789	20,557	24,789